The Gabelli Value 25 Fund Inc.

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	Aerospace — 3.9%
240,000	Aerojet Rocketdyne Holdings Inc.†	$12,122,400
140,000	Rolls-Royce Holdings plc	1,364,006

		13,486,406

	Automotive — 1.0%
127,000	Navistar International Corp.†	3,569,970

	Automotive: Parts and Accessories — 3.3%
50,000	Garrett Motion Inc.†	498,000
89,000	Genuine Parts Co.	8,863,510
5,500	O’Reilly Automotive Inc.†	2,191,805

		11,553,315

	Broadcasting — 10.0%
494,000	CBS Corp., Cl. A, Voting	21,414,900
7,000	Liberty Broadband Corp., Cl. A†	731,640
53,000	Liberty Broadband Corp., Cl. C†	5,547,510
95,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,986,200
166,000	MSG Networks Inc., Cl. A†	2,692,520

		34,372,770

	Building and Construction — 0.4%
32,000	Johnson Controls International plc	1,404,480

	Business Services — 2.5%
85,000	Macquarie Infrastructure Corp.	3,354,950
19,000	Mastercard Inc., Cl. A.	5,159,830

		8,514,780

	Cable and Satellite — 7.3%
76,000	AMC Networks Inc., Cl. A†	3,736,160
130,000	Comcast Corp., Cl. A	5,860,400
149,995	DISH Network Corp., Cl. A†	5,110,330
85,000	EchoStar Corp., Cl. A†	3,367,700
104,000	Liberty Global plc, Cl. A†	2,574,000
38,000	Liberty Global plc, Cl. C†	904,020
71,000	Rogers Communications Inc., Cl. B	3,459,830

		25,012,440

	Communications Equipment — 0.8%
70,000	Loral Space & Communications Inc.†	2,898,000

	Computer Software and Services — 0.4%
100,000	Hewlett Packard Enterprise Co.	1,517,000

	Consumer Products — 5.2%
52,000	Edgewell Personal Care Co.†	1,689,480
57,000	Energizer Holdings Inc.	2,484,060
335,000	Swedish Match AB	13,853,901

		18,027,441

	Diversified Industrial — 4.5%
33,000	Ampco-Pittsburgh Corp.†	121,440

Shares		Market Value
91,000	Crane Co.	$7,337,330
48,500	Honeywell International Inc.	8,206,200

		15,664,970

	Electronics — 6.9%
75,000	Resideo Technologies Inc.†	1,076,250
382,000	Sony Corp., ADR	22,587,660

		23,663,910

	Energy and Utilities — 2.6%
193,000	National Fuel Gas Co.	9,055,560

	Entertainment — 15.3%
40,000	Discovery Inc., Cl. A†	1,065,200
175,000	Discovery Inc., Cl. C†	4,308,500
40,000	Fox Corp., Cl. A.	1,261,400
5,000	Fox Corp., Cl. B.	157,700
339,800	Grupo Televisa SAB, ADR	3,323,244
16,000	Liberty Media Corp.- Liberty Braves, Cl. A†	445,280
107,040	Liberty Media Corp.- Liberty Braves, Cl. C†	2,970,360
63,500	The Madison Square Garden Co., Cl. A†	16,733,520
44,000	The Walt Disney Co.	5,734,080
633,000	Viacom Inc., Cl. A	16,622,580

		52,621,864

	Environmental Services — 6.3%
175,000	Republic Services Inc.	15,146,250
70,000	Waste Connections Inc.	6,440,000

		21,586,250

	Equipment and Supplies — 2.1%
80,000	CIRCOR International Inc.†	3,004,000
90,000	Flowserve Corp.	4,203,900

		7,207,900

	Financial Services — 9.9%
126,000	American Express Co.	14,903,280
95,000	H&R Block Inc.	2,243,900
45,000	Legg Mason Inc.	1,718,550
228,000	The Bank of New York Mellon Corp.	10,307,880
95,000	Wells Fargo & Co.	4,791,800

		33,965,410

	Food and Beverage — 5.9%
76,700	Diageo plc, ADR	12,541,984
31,000	Fomento Economico Mexicano SAB de CV, ADR	2,838,980
90,000	Mondelēz International Inc., Cl. A	4,978,800

		20,359,764

	Hotels and Gaming — 2.2%
93,200	Ryman Hospitality Properties Inc., REIT	7,624,692

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The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery — 1.9%
183,744	CNH Industrial NV	$1,865,002
110,000	CNH Industrial NV, Borsa Italiana	1,119,819
44,000	Xylem Inc.	3,503,280

		6,488,101

	Metals and Mining — 4.2%
381,000	Newmont Goldcorp Corp.	14,447,520

	Real Estate — 0.7%
61,200	Griffin Industrial Realty Inc.	2,322,540

	Specialty Chemicals — 1.1%
20,000	Ashland Global Holdings Inc.	1,541,000
19,000	International Flavors & Fragrances Inc.	2,331,110

		3,872,110

	Telecommunications — 0.9%
115,000	Telephone & Data Systems Inc.	2,967,000

Shares		Market Value
	Wireless Communications — 0.5%
50,000	United States Cellular Corp.†	$1,879,000

	TOTAL COMMON STOCKS	344,083,193

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 599,000	U.S. Treasury Bills, 1.844% to 1.921%††, 12/12/19 to 12/19/19	596,806

	TOTAL INVESTMENTS — 100.0%
	(Cost $144,146,154)	$344,679,999

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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